Summary of Significant Accounting Policies (Consolidation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [Line Items]
Purchase price	$ 1,200
Equity Method Investment, Ownership Percentage	50.00%
Total assets	$ 4,685,930	$ 4,670,751
Borgata
Consolidated Entities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%